Equity Method Investments - Excalibur and Excelsior Joint Ventures - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Feb. 28, 2015 USD ($) Vessel	Jul. 31, 2013	Dec. 31, 2015 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2014 USD ($)
Schedule of Equity Method Investments [Line Items]
Total principal			$ 2,015,472,000		$ 1,924,124,000
Percentage of ownership in joint venture			100.00%
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Interest bearing percentage			0.30%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Interest bearing percentage			2.80%
Interest rate swap agreements [Member]
Schedule of Equity Method Investments [Line Items]
Derivative, term of contract		8 years
Scenario Forecast [Member] | Interest rate swap agreements [Member]
Schedule of Equity Method Investments [Line Items]
Principal amount				$ 133,400,000
Excalibur and Excelsior [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel	2
Carrying value of guarantee liability	$ 400,000		$ 300,000
Excalibur and Excelsior [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	49.00%
Excalibur and Excelsior [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	50.00%
Excalibur and Excelsior [Member] | Maturing In 2019 [Member]
Schedule of Equity Method Investments [Line Items]
Total principal	$ 172,800,000
Excalibur and Excelsior [Member] | Interest rate swap agreements [Member]
Schedule of Equity Method Investments [Line Items]
Derivative, term of contract	4 years
Principal amount	$ 172,800,000
LIBOR-based interest for the payment of a fixed rate of interest	1.46%
Excalibur and Excelsior [Member] | LIBOR [Member] | Maturing In 2019 [Member]
Schedule of Equity Method Investments [Line Items]
Interest bearing percentage	2.75%